Document and Entity Information	Dec. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001981599
Document Type	8-K
Document Period End Date	Dec. 09, 2024
Entity Registrant Name	Centuri Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42022
Entity Tax Identification Number	93-1817741
Entity Address, Address Line One	19820 North 7th Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	(623)
Local Phone Number	582-1235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 per share par value
Trading Symbol	CTRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false